Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses for bandwidth, rented data centers or cabinets	$ 19,581	¥ 126,842	¥ 66,896
Staff field advances	3,214	20,819	8,453
Interest receivables	762	4,936	13,275
Receivables for the disposal of certain construction-in-progress	3,132	20,290	20,290
Tax recoverables	24,609	159,413	66,492
Deposits	2,808	18,191	9,793
Loan to third parties	18,408	119,244	48,422
Other receivables	28,234	182,895	75,820
Prepaid expenses and other current assets	$ 100,748	¥ 652,630	¥ 309,441